Equity Compensation and Other Benefit Plans - Savings Plan (Details) - Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer contribution percentage on first 3 percent of eligible compensation deferred by employees	100.00%
Percentage of eligible compensation deferred by employees qualifying for 100 percent matching contribution	3.00%
Employer contribution percentage on next 2 percent of eligible compensation deferred by employees	50.00%
Percentage of eligible compensation deferred by employees qualifying for 50 percent matching contribution	2.00%
Percentage of employer matching contributions that vest immediately	100.00%
Expenses for matching contributions	$ 697,100	$ 480,000	$ 503,500